Distribution Date:	10/17/23	BBCMS Mortgage Trust 2019-C5
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 528-8224	daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	6		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	7		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-15		Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Don Simon	(203) 660-6100
Delinquency Loan Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492JAS1	2.094000%	21,460,000.00	4,338,575.59	541,806.34	7,570.81	0.00	0.00	549,377.15	3,796,769.25	30.56%	30.00%
A-2	05492JAT9	3.043000%	86,300,000.00	86,300,000.00	0.00	218,842.42	0.00	0.00	218,842.42	86,300,000.00	30.56%	30.00%
A-3	05492JAV4	2.805000%	187,000,000.00	187,000,000.00	0.00	437,112.50	0.00	0.00	437,112.50	187,000,000.00	30.56%	30.00%
A-4	05492JAW2	3.063000%	349,400,000.00	349,400,000.00	0.00	891,843.50	0.00	0.00	891,843.50	349,400,000.00	30.56%	30.00%
A-SB	05492JAU6	2.990000%	30,830,000.00	30,830,000.00	0.00	76,818.08	0.00	0.00	76,818.08	30,830,000.00	30.56%	30.00%
A-S	05492JAX0	3.366000%	94,017,000.00	94,017,000.00	0.00	263,717.69	0.00	0.00	263,717.69	94,017,000.00	20.63%	20.25%
B	05492JAY8	3.517000%	40,981,000.00	40,981,000.00	0.00	120,108.48	0.00	0.00	120,108.48	40,981,000.00	16.30%	16.00%
C	05492JAZ5	3.710000%	39,776,000.00	39,776,000.00	0.00	122,974.13	0.00	0.00	122,974.13	39,776,000.00	12.10%	11.88%
D	05492JAA0	2.500000%	25,313,000.00	25,313,000.00	0.00	52,735.42	0.00	0.00	52,735.42	25,313,000.00	9.42%	9.25%
E	05492JAC6	2.500000%	19,285,000.00	19,285,000.00	0.00	40,177.08	0.00	0.00	40,177.08	19,285,000.00	7.39%	7.25%
F	05492JAE2	2.600952%	22,902,000.00	22,902,000.00	0.00	49,639.18	0.00	0.00	49,639.18	22,902,000.00	4.97%	4.88%
G-RR	05492JAG7	3.850952%	9,642,000.00	9,642,000.00	0.00	30,942.40	0.00	0.00	30,942.40	9,642,000.00	3.95%	3.88%
H-RR*	05492JAJ1	3.850952%	37,366,303.00	37,366,303.00	0.00	119,869.00	0.00	0.00	119,869.00	37,366,303.00	0.00%	0.00%
VRR Interest	BCC2M0QM5	3.850952%	37,048,884.73	36,391,052.21	20,817.07	116,781.81	0.00	0.00	137,598.88	36,370,235.14	0.00%	0.00%
R	05492JAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492JAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,001,321,187.73	983,541,930.80	562,623.41	2,549,132.50	0.00	0.00	3,111,755.91	982,979,307.39

X-A	05492JBA9	0.873724%	674,990,000.00	657,868,575.59	0.00	478,996.53	0.00	0.00	478,996.53	657,326,769.25
X-B	05492JBB7	0.371257%	174,774,000.00	174,774,000.00	0.00	54,071.67	0.00	0.00	54,071.67	174,774,000.00
X-D	05492JAL6	1.350952%	44,598,000.00	44,598,000.00	0.00	50,208.15	0.00	0.00	50,208.15	44,598,000.00
X-F	05492JAN2	1.250000%	22,902,000.00	22,902,000.00	0.00	23,856.25	0.00	0.00	23,856.25	22,902,000.00
Notional SubTotal			917,264,000.00	900,142,575.59	0.00	607,132.60	0.00	0.00	607,132.60	899,600,769.25

Deal Distribution Total					562,623.41	3,156,265.10	0.00	0.00	3,718,888.51

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492JAS1	202.17034436	25.24726654	0.35278705	0.00000000	0.00000000	0.00000000	0.00000000	25.60005359	176.92307782
A-2	05492JAT9	1,000.00000000	0.00000000	2.53583337	0.00000000	0.00000000	0.00000000	0.00000000	2.53583337	1,000.00000000
A-3	05492JAV4	1,000.00000000	0.00000000	2.33750000	0.00000000	0.00000000	0.00000000	0.00000000	2.33750000	1,000.00000000
A-4	05492JAW2	1,000.00000000	0.00000000	2.55250000	0.00000000	0.00000000	0.00000000	0.00000000	2.55250000	1,000.00000000
A-SB	05492JAU6	1,000.00000000	0.00000000	2.49166656	0.00000000	0.00000000	0.00000000	0.00000000	2.49166656	1,000.00000000
A-S	05492JAX0	1,000.00000000	0.00000000	2.80500005	0.00000000	0.00000000	0.00000000	0.00000000	2.80500005	1,000.00000000
B	05492JAY8	1,000.00000000	0.00000000	2.93083331	0.00000000	0.00000000	0.00000000	0.00000000	2.93083331	1,000.00000000
C	05492JAZ5	1,000.00000000	0.00000000	3.09166658	0.00000000	0.00000000	0.00000000	0.00000000	3.09166658	1,000.00000000
D	05492JAA0	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	05492JAC6	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
F	05492JAE2	1,000.00000000	0.00000000	2.16746048	0.00000000	0.00000000	0.00000000	0.00000000	2.16746048	1,000.00000000
G-RR	05492JAG7	1,000.00000000	0.00000000	3.20912674	0.00000000	0.00000000	0.00000000	0.00000000	3.20912674	1,000.00000000
H-RR	05492JAJ1	1,000.00000000	0.00000000	3.20794380	0.00118315	0.11526294	0.00000000	0.00000000	3.20794380	1,000.00000000
VRR Interest	BCC2M0QM5	982.24420182	0.56188115	3.15210055	0.00004589	0.00446680	0.00000000	0.00000000	3.71398170	981.68232067
R	05492JAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492JAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492JBA9	974.63455102	0.00000000	0.70963500	0.00000000	0.00000000	0.00000000	0.00000000	0.70963500	973.83186306
X-B	05492JBB7	1,000.00000000	0.00000000	0.30938051	0.00000000	0.00000000	0.00000000	0.00000000	0.30938051	1,000.00000000
X-D	05492JAL6	1,000.00000000	0.00000000	1.12579376	0.00000000	0.00000000	0.00000000	0.00000000	1.12579376	1,000.00000000
X-F	05492JAN2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/23 - 09/30/23	30	0.00	7,570.81	0.00	7,570.81	0.00	0.00	0.00	7,570.81	0.00
A-2	09/01/23 - 09/30/23	30	0.00	218,842.42	0.00	218,842.42	0.00	0.00	0.00	218,842.42	0.00
A-3	09/01/23 - 09/30/23	30	0.00	437,112.50	0.00	437,112.50	0.00	0.00	0.00	437,112.50	0.00
A-4	09/01/23 - 09/30/23	30	0.00	891,843.50	0.00	891,843.50	0.00	0.00	0.00	891,843.50	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	76,818.08	0.00	76,818.08	0.00	0.00	0.00	76,818.08	0.00
X-A	09/01/23 - 09/30/23	30	0.00	478,996.53	0.00	478,996.53	0.00	0.00	0.00	478,996.53	0.00
X-B	09/01/23 - 09/30/23	30	0.00	54,071.67	0.00	54,071.67	0.00	0.00	0.00	54,071.67	0.00
A-S	09/01/23 - 09/30/23	30	0.00	263,717.69	0.00	263,717.69	0.00	0.00	0.00	263,717.69	0.00
B	09/01/23 - 09/30/23	30	0.00	120,108.48	0.00	120,108.48	0.00	0.00	0.00	120,108.48	0.00
C	09/01/23 - 09/30/23	30	0.00	122,974.13	0.00	122,974.13	0.00	0.00	0.00	122,974.13	0.00
X-D	09/01/23 - 09/30/23	30	0.00	50,208.15	0.00	50,208.15	0.00	0.00	0.00	50,208.15	0.00
X-F	09/01/23 - 09/30/23	30	0.00	23,856.25	0.00	23,856.25	0.00	0.00	0.00	23,856.25	0.00
D	09/01/23 - 09/30/23	30	0.00	52,735.42	0.00	52,735.42	0.00	0.00	0.00	52,735.42	0.00
E	09/01/23 - 09/30/23	30	0.00	40,177.08	0.00	40,177.08	0.00	0.00	0.00	40,177.08	0.00
F	09/01/23 - 09/30/23	30	0.00	49,639.18	0.00	49,639.18	0.00	0.00	0.00	49,639.18	0.00
G-RR	09/01/23 - 09/30/23	30	0.00	30,942.40	0.00	30,942.40	0.00	0.00	0.00	30,942.40	0.00
H-RR	09/01/23 - 09/30/23	30	4,249.10	119,913.21	0.00	119,913.21	44.21	0.00	0.00	119,869.00	4,306.95
VRR Interest	09/01/23 - 09/30/23	30	163.27	116,783.51	0.00	116,783.51	1.70	0.00	0.00	116,781.81	165.49
Totals			4,412.37	3,156,311.01	0.00	3,156,311.01	45.91	0.00	0.00	3,156,265.10	4,472.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	3,718,888.51
Non-VRR Available Funds	3,581,289.64
VRR Available Funds	137,598.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,170,502.87	Master Servicing Fee	6,170.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,138.94
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	409.81
ARD Interest	0.00	Operating Advisor Fee	1,267.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.90
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,170,502.87	Total Fees	14,191.86

Principal		Expenses/Reimbursements
Scheduled Principal	562,623.41	Reimbursement for Interest on Advances	45.91
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	562,623.41	Total Expenses/Reimbursements	45.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,156,265.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	562,623.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,718,888.51
Total Funds Collected	3,733,126.28	Total Funds Distributed	3,733,126.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	983,541,930.80	983,541,930.80	Beginning Certificate Balance	983,541,930.80
(-) Scheduled Principal Collections	562,623.41	562,623.41	(-) Principal Distributions	562,623.41
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	982,979,307.39	982,979,307.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	983,541,930.83	983,541,930.83	Ending Certificate Balance	982,979,307.39
Ending Actual Collateral Balance	982,979,307.42	982,979,307.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP
	$9,999,999 or less	20	116,722,324.07	11.87%	71	3.9349	2.423567	1.39 or less	9	176,570,590.71	17.96%	70	4.1087	1.042004
$10,000,000 to $19,999,999		17	237,753,794.05	24.19%	64	4.0230	1.973534	1.40 to 1.49	6	64,978,029.97	6.61%	69	3.9319	1.461305
$20,000,000 to $29,999,999		12	300,465,051.54	30.57%	71	3.8014	2.589594	1.50 to 1.59	4	66,598,124.41	6.78%	40	4.2559	1.547822
$30,000,000 to $39,999,999		4	136,260,000.00	13.86%	55	4.0666	1.857762	1.60 to 1.69	3	36,526,186.13	3.72%	70	4.2266	1.630630
$40,000,000 to $49,999,999		2	82,000,000.00	8.34%	72	3.1540	3.329512	1.70 to 1.79	4	70,754,106.28	7.20%	46	4.0333	1.750703
	$50,000,000 or greater	1	66,000,000.00	6.71%	72	3.6500	2.430000	1.80 to 1.99	4	57,690,169.72	5.87%	72	4.0260	1.881136
	Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628	2.00 to 2.49	11	213,474,094.44	21.72%	72	3.7850	2.278312
								2.50 or greater	15	252,609,868.00	25.70%	72	3.4330	4.181883
								Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	43,778,137.73	4.45%	39	4.3577	NAP	Tennessee	3	34,623,003.14	3.52%	73	3.3943	3.055136
Alabama	2	24,280,773.13	2.47%	72	3.7269	1.574504	Texas	9	30,703,276.23	3.12%	71	3.9041	2.220925
Arizona	3	33,169,555.53	3.37%	72	3.7847	2.714382	Virginia	4	52,798,209.32	5.37%	73	3.7132	3.022681
Arkansas	2	18,221,301.87	1.85%	11	4.3000	1.770000	Washington, DC	1	36,000,000.00	3.66%	70	4.0400	1.350000
California	5	138,069,502.00	14.05%	68	3.9008	3.025352	Wyoming	1	1,361,734.00	0.14%	72	3.6500	2.430000
Colorado	1	2,092,770.55	0.21%	72	4.5500	1.450000	Totals	115	982,979,307.39	100.00%	66	3.8682	2.330628
Delaware	3	32,403,227.05	3.30%	71	4.1439	1.704140
									Property Type³
Florida	3	44,115,000.00	4.49%	71	3.9830	2.352758
Georgia	6	32,700,629.13	3.33%	72	3.8977	2.578139		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Hawaii	1	23,500,000.00	2.39%	70	3.8200	2.650000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	4	15,313,069.71	1.56%	71	3.9624	2.147691	Defeased	5	43,778,137.73	4.45%	39	4.3577	NAP
Kansas	1	7,885,259.42	0.80%	72	3.9000	1.410000	Industrial	9	42,224,574.15	4.30%	72	3.8624	2.321059
Kentucky	2	1,816,729.56	0.18%	72	4.3160	2.030000	Lodging	8	105,306,881.83	10.71%	72	3.9660	2.192005
Louisiana	11	19,623,044.29	2.00%	71	3.9092	2.079689	Mixed Use	2	54,500,000.00	5.54%	71	4.0739	1.336422
Massachusetts	1	27,732,427.03	2.82%	72	3.7500	2.630000	Mobile Home Park	2	4,401,314.32	0.45%	73	4.3402	1.848629
Michigan	4	34,836,756.73	3.54%	73	3.7383	1.652148	Multi-Family	7	172,798,883.16	17.58%	69	3.8388	1.821766
Mississippi	8	11,103,552.02	1.13%	70	3.8090	2.180000	Office	15	215,690,481.61	21.94%	62	3.9925	2.010458
Montana	1	12,990,787.97	1.32%	73	3.9000	2.220000	Other	2	46,500,000.00	4.73%	72	3.3238	2.620108
New Jersey	2	73,850,000.00	7.51%	43	3.9509	1.969980	Retail	28	211,578,269.79	21.52%	64	3.8548	2.286887
New York	3	64,632,350.57	6.58%	72	3.4192	3.351556	Self Storage	37	86,200,764.76	8.77%	71	3.4238	5.176103
North Carolina	5	2,787,884.20	0.28%	71	3.9427	2.140441	Totals	115	982,979,307.39	100.00%	66	3.8682	2.330628
Ohio	9	67,358,485.40	6.85%	62	4.0759	1.910254
Oregon	1	7,168,944.53	0.73%	72	3.3450	4.900000
Pennsylvania	9	82,881,534.22	8.43%	71	3.7753	1.479139
South Carolina	5	5,181,362.03	0.53%	70	3.8090	2.180000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP
	3.249% or less	3	74,000,000.00	7.53%	72	2.9685	6.519730	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.749%	15	295,221,469.44	30.03%	72	3.5086	2.510797	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.750% to 3.999%	10	188,199,550.95	19.15%	71	3.8277	2.152244	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.249%	12	191,446,225.89	19.48%	71	4.1012	1.650077	37 months to 48 months	35	563,070,676.70	57.28%	71	3.6975	2.872597
	4.250% to 4.499%	10	133,949,731.28	13.63%	61	4.3518	1.344057	49 months or greater	21	376,130,492.96	38.26%	61	4.0669	1.593185
	4.500% to 4.749%	4	40,459,192.10	4.12%	18	4.6922	1.606840	Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628
	4.750% or greater	2	15,925,000.00	1.62%	27	4.8879	1.696672
	Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP
	59 months or less	3	63,171,301.88	6.43%	10	4.6305	1.661161	Interest Only	26	582,260,000.00	59.23%	66	3.7773	2.589367
	60 months or greater	53	876,029,867.78	89.12%	71	3.7888	2.410629	300 months or less	1	16,432,804.40	1.67%	73	3.5620	1.790000
	Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628	301 months to 357 months	29	340,508,365.26	34.64%	69	3.9755	1.995901
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	43,778,137.73	4.45%	39	4.3577	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	939,201,169.66	95.55%	67	3.8454	2.360219
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	982,979,307.39	100.00%	66	3.8682	2.330628
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1-A2A4A8	10204839	1	Various Various		Various	Actual/360	3.650%	200,750.00	0.00	0.00	N/A	10/01/29	--	66,000,000.00	66,000,000.00	10/01/23
2-A-1B	10206956	1	MF	Philadelphia	PA	Actual/360	3.498%	72,878.37	0.00	0.00	N/A	09/08/29	--	25,000,000.00	25,000,000.00	10/08/23
2-A-1D	10206958	1				Actual/360	3.498%	29,151.35	0.00	0.00	N/A	09/08/29	--	10,000,000.00	10,000,000.00	10/08/23
2-A-1E	10206959	1				Actual/360	3.498%	14,575.67	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	10/08/23
2-A-1F	10206960	1				Actual/360	3.498%	14,575.67	0.00	0.00	N/A	09/08/29	--	5,000,000.00	5,000,000.00	10/08/23
3-A2	10208269	1	RT	Brooklyn	NY	Actual/360	3.015%	105,525.00	0.00	0.00	N/A	10/06/29	--	42,000,000.00	42,000,000.00	10/06/23
4-A3	10200605	1	MF	San Francisco	CA	Actual/360	4.436%	92,416.36	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	10/10/23
4-A5	10200607	1				Actual/360	4.436%	55,449.82	0.00	0.00	N/A	02/10/29	--	15,000,000.00	15,000,000.00	10/10/23
5-A2-A3	10208270	1	98	Secaucus	NJ	Actual/360	3.300%	110,000.00	0.00	0.00	N/A	10/06/29	--	40,000,000.00	40,000,000.00	10/06/23
6-A-1-B	10203616	1	SS	Various	Various	Actual/360	3.809%	84,064.74	41,882.11	0.00	N/A	08/01/29	--	26,484,034.05	26,442,151.94	10/01/23
6-A-1-C	10203617	1				Actual/360	3.809%	31,135.09	15,511.89	0.00	N/A	08/01/29	--	9,808,901.53	9,793,389.64	10/01/23
7-A6-A7	10208271	1	MU	Washington	DC	Actual/360	4.040%	121,200.00	0.00	0.00	N/A	08/06/29	--	36,000,000.00	36,000,000.00	10/06/23
8-A-2	10202497	1	MF	Los Angeles	CA	Actual/360	4.150%	121,041.67	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	10/06/23
9	10208272	1	OF	Newark	NJ	Actual/360	4.720%	133,143.33	0.00	0.00	N/A	06/05/24	--	33,850,000.00	33,850,000.00	10/05/23
10	10205041	1	MF	Nashville	TN	Actual/360	3.300%	86,377.50	0.00	0.00	N/A	11/01/29	--	31,410,000.00	31,410,000.00	10/01/23
11-A2	10205948	1	LO	Brewster	MA	Actual/360	3.750%	86,826.67	52,108.01	0.00	N/A	10/01/29	--	27,784,535.04	27,732,427.03	10/01/23
12	10203267	1	OF	Sterling	VA	Actual/360	3.700%	90,680.83	0.00	0.00	N/A	11/01/29	--	29,410,000.00	29,410,000.00	10/01/23
13	10203159	1	RT	Grand Rapids	MI	Actual/360	3.650%	82,060.48	48,315.49	0.00	N/A	11/01/29	--	26,978,788.06	26,930,472.57	10/01/23
14	10208273	1	OF	King of Prussia	PA	Actual/360	3.973%	90,551.29	0.00	0.00	N/A	11/06/29	--	27,350,000.00	27,350,000.00	10/06/23
15-A-1-E	10203060	1	OF	Sunnyvale	CA	Actual/360	3.764%	78,413.75	0.00	0.00	07/06/29	06/06/34	--	25,000,000.00	25,000,000.00	10/06/23
16	10208274	1	SS	Various	NY	Actual/360	4.730%	94,600.00	0.00	0.00	N/A	10/06/24	--	24,000,000.00	24,000,000.00	10/06/23
17	10208275	1	OF	Wailuku	HI	Actual/360	3.820%	74,808.33	0.00	0.00	N/A	08/06/29	--	23,500,000.00	23,500,000.00	10/06/23
18	10208276	1	IN	Vandalia	OH	Actual/360	4.040%	77,433.33	0.00	0.00	10/01/29	09/01/30	--	23,000,000.00	23,000,000.00	10/01/23
19	10208277	1	RT	Miami Beach	FL	Actual/360	4.300%	75,608.33	0.00	0.00	N/A	09/05/29	--	21,100,000.00	21,100,000.00	10/05/23
20	10208278	1	LO	Newark	DE	Actual/360	4.200%	68,059.92	32,188.60	0.00	N/A	09/05/29	--	19,445,690.02	19,413,501.42	10/05/23
21	10208279	1	SS	Los Angeles	CA	Actual/360	2.792%	46,533.33	0.00	0.00	N/A	10/06/29	--	20,000,000.00	20,000,000.00	10/06/23
22-A2	10208280	1	RT	Fayetteville	AR	Actual/360	4.300%	65,406.19	31,588.61	0.00	N/A	09/01/24	--	18,252,890.49	18,221,301.88	10/01/23
23	10208281	1	MU	New York	NY	Actual/360	4.140%	63,825.00	0.00	0.00	N/A	10/01/29	--	18,500,000.00	18,500,000.00	10/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	10203792	1	RT	Huber Heights	OH	Actual/360	3.562%	48,906.70	43,342.24	0.00	N/A	11/01/29	--	16,476,146.64	16,432,804.40	10/01/23
25	10208282	1	RT	Orlando	FL	Actual/360	3.780%	52,022.25	0.00	0.00	N/A	09/06/29	--	16,515,000.00	16,515,000.00	10/06/23
26	10208283	1	OF	Scottsdale	AZ	Actual/360	4.300%	58,332.90	23,320.89	0.00	N/A	11/06/29	--	16,278,948.31	16,255,627.42	10/06/23
27-A2	10208284	1	RT	Various	Various	Actual/360	4.316%	51,432.33	0.00	0.00	N/A	10/06/29	--	14,300,000.00	14,300,000.00	10/06/23
28	10208285	1	LO	Whitefish	MT	Actual/360	3.900%	42,297.20	23,736.35	0.00	N/A	11/06/29	--	13,014,524.32	12,990,787.97	10/06/23
29	10208286	1	RT	Various	DE	Actual/360	4.060%	44,020.90	21,378.89	0.00	N/A	10/06/29	--	13,011,104.52	12,989,725.63	10/06/23
30	10202178	1	RT	Mableton	GA	Actual/360	4.020%	41,226.04	18,595.09	0.00	N/A	10/01/29	--	12,306,279.80	12,287,684.71	10/01/23
31	10203962	1	SS	McLean	VA	Actual/360	3.100%	31,000.00	0.00	0.00	N/A	11/01/29	--	12,000,000.00	12,000,000.00	10/01/23
32	10208287	1	LO	Hoover	AL	Actual/360	3.820%	35,051.90	20,532.60	0.00	N/A	09/06/29	--	11,011,067.55	10,990,534.95	10/06/23
33	10208288	1	LO	Ashburn	VA	Actual/360	4.400%	38,590.09	17,745.51	0.00	N/A	11/06/29	--	10,524,571.18	10,506,825.67	10/06/23
34	10208289	1	RT	Highland Heights	OH	Actual/360	4.900%	45,325.00	0.00	0.00	N/A	10/06/24	--	11,100,000.00	11,100,000.00	10/06/23
35	10203146	1	MF	Phoenix	AZ	Actual/360	3.250%	27,760.42	0.00	0.00	N/A	10/01/29	--	10,250,000.00	10,250,000.00	10/01/23
36	10208290	1	LO	Lithia Springs	GA	Actual/360	3.600%	28,420.50	18,180.65	0.00	N/A	10/06/29	--	9,473,500.48	9,455,319.83	10/06/23
37	10208291	1	MF	Alexandria	LA	Actual/360	4.060%	30,520.99	16,124.45	0.00	N/A	10/06/29	--	9,020,981.51	9,004,857.06	10/06/23
38	10208292	1	OF	Westerville	OH	Actual/360	4.120%	30,006.75	15,401.93	0.00	N/A	11/05/29	--	8,739,830.27	8,724,428.34	10/05/23
39	10208293	1	LO	Terre Haute	IN	Actual/360	4.110%	28,634.69	14,905.39	0.00	N/A	09/06/29	--	8,360,492.42	8,345,587.03	10/06/23
40	10208294	1	RT	Lenexa	KS	Actual/360	3.900%	25,668.99	12,889.89	0.00	N/A	10/06/29	--	7,898,149.31	7,885,259.42	10/06/23
41	10208295	1	SS	North Plains	OR	Actual/360	3.345%	20,023.38	14,330.73	0.00	N/A	10/06/29	--	7,183,275.26	7,168,944.53	10/06/23
42	10208296	1	MF	Dallas	TX	Actual/360	3.720%	23,268.22	11,942.35	0.00	N/A	10/06/29	--	7,505,876.01	7,493,933.66	10/06/23
43	10204060	1	SS	Chandler	AZ	Actual/360	3.350%	18,640.63	13,311.10	0.00	N/A	10/01/29	--	6,677,239.21	6,663,928.11	10/01/23
44	10208297	1	98	Orlando	FL	Actual/360	3.470%	18,795.83	0.00	0.00	N/A	10/06/29	--	6,500,000.00	6,500,000.00	10/06/23
45	10208298	1	SS	Wilbraham	MA	Actual/360	4.340%	22,776.62	9,045.65	0.00	N/A	09/06/29	--	6,297,682.07	6,288,636.42	10/06/23
46	10208299	1	LO	Calhoun	GA	Actual/360	4.240%	20,783.31	10,172.03	0.00	N/A	11/06/29	--	5,882,069.96	5,871,897.93	10/06/23
47	10208300	1	MF	Goldsboro	NC	Actual/360	3.683%	18,432.58	10,160.21	0.00	N/A	10/06/29	--	6,005,727.86	5,995,567.65	10/06/23
48	10208301	1	RT	Spring	TX	Actual/360	4.370%	20,939.58	0.00	0.00	10/01/29	09/01/34	--	5,750,000.00	5,750,000.00	10/01/23
49-A6	10208302	1	OF	Malvern	PA	Actual/360	4.860%	19,541.25	0.00	0.00	N/A	11/07/28	--	4,825,000.00	4,825,000.00	10/07/23
50	10208303	1	SS	Schenectady	NY	Actual/360	4.300%	14,828.93	5,955.67	0.00	N/A	11/06/29	--	4,138,306.24	4,132,350.57	10/06/23
51	10208304	1	RT	Edinburg	TX	Actual/360	4.250%	13,065.24	5,382.51	0.00	N/A	10/06/29	--	3,689,008.25	3,683,625.74	10/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
52	10208305	1	RT	Pittsburgh	PA	Actual/360	4.550%	9,048.22	3,948.12	0.00	N/A	10/06/29	--	2,386,343.57	2,382,395.45	10/06/23
53	10199490	1	MH	Gladstone	MI	Actual/360	4.150%	7,996.17	3,602.26	0.00	N/A	11/01/29	--	2,312,146.03	2,308,543.77	10/01/23
54	10208306	1	MF	Oak Park	MI	Actual/360	4.550%	8,105.00	3,556.03	0.00	N/A	09/06/29	--	2,137,582.13	2,134,026.10	10/06/23
55	10203258	1	MH	Bayfield	CO	Actual/360	4.550%	7,948.24	3,468.16	0.00	N/A	10/01/29	--	2,096,238.71	2,092,770.55	10/01/23
Totals								3,170,502.87	562,623.41	0.00				983,541,930.80	982,979,307.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A2A4A8	1	20,591,254.28	10,119,453.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1B	1	18,664,736.13	7,245,846.93	10/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1D	1	18,664,736.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1E	1	18,664,736.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1F	1	18,664,736.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A2	1	9,973,951.66	6,024,959.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A3	1	13,136,110.23	3,679,433.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A5	1	13,136,110.23	3,679,433.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A2-A3	1	7,451,653.00	3,831,087.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-B	1	17,143,465.70	8,607,565.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-C	1	17,143,465.70	8,607,565.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A6-A7	1	7,023,599.00	3,452,437.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-2	1	23,323,720.98	21,826,513.29	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,317,480.80	1,296,917.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	0.00	1,650,305.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A2	1	14,398,688.82	12,153,193.30	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	3,178,770.44	1,752,931.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,607,531.88	1,263,096.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,534,495.14	1,132,271.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-1-E	1	41,316,549.26	20,864,027.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	2,268,698.22	1,262,277.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,203,715.66	1,105,678.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	768,316.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	2,040,469.58	2,202,282.15	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	6,463,787.96	3,496,885.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22-A2	1	4,479,107.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,185,326.03	682,543.69	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1	2,096,876.19	1,076,467.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,808,202.48	1,030,972.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	965,144.72	392,516.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27-A2	1	2,903,729.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	3,313,133.37	973,945.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,457,093.14	729,932.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,253,279.62	638,935.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,698,390.06	862,775.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,963,938.09	229,780.78	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,437,844.15	800,912.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	930,505.00	480,372.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	1,259,865.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,896,129.11	1,169,287.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	890,356.00	554,500.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	946,653.41	955,396.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	1,202,487.04	578,869.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	718,387.51	362,591.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	2,045,727.56	1,027,871.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	898,400.17	558,990.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	637,291.66	545,048.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	920,947.54	529,958.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	613,129.75	306,248.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49-A6	1	11,840,160.00	5,670,332.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	619,303.79	634,863.74	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	378,685.34	176,378.96	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	1	223,180.85	179,540.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	281,225.43	156,429.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	108,473.14	115,996.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	190,357.17	99,966.84	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		332,815,928.26	148,803,765.72				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868241%	3.850928%	66
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868268%	3.850952%	67
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868291%	3.850974%	68
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868314%	3.850995%	69
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868341%	3.851020%	70
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868364%	3.851041%	71
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868390%	3.849863%	72
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868412%	3.849884%	73
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868445%	3.849914%	74
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868467%	3.849935%	75
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868489%	3.851156%	76
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.868514%	3.851180%	77
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		87,171,302	87,171,302		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		895,808,006	895,808,006		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	982,979,307	982,979,307	0	0	0	0
Sep-23	983,541,931	983,541,931	0	0	0	0
Aug-23	984,067,645	984,067,645	0	0	0	0
Jul-23	984,591,594	984,591,594	0	0	0	0
Jun-23	985,148,977	985,148,977	0	0	0	0
May-23	985,669,295	985,669,295	0	0	0	0
Apr-23	986,223,175	986,223,175	0	0	0	0
Mar-23	986,739,885	986,739,885	0	0	0	0
Feb-23	987,361,158	987,361,158	0	0	0	0
Jan-23	987,874,044	987,874,044	0	0	0	0
Dec-22	988,385,207	988,385,207	0	0	0	0
Nov-22	988,930,258	988,930,258	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4-A3	10200605	25,000,000.00	25,000,000.00	279,000,000.00	09/05/23	3,634,762.41	0.81000	03/31/23	02/10/29	I/O
4-A5	10200607	15,000,000.00	15,000,000.00	279,000,000.00	09/05/23	3,634,762.41	0.81000	03/31/23	02/10/29	I/O
Totals		40,000,000.00	40,000,000.00	558,000,000.00		7,269,524.82

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4-A3	10200605	MF	CA	08/01/23	13
"	10/11/2023

Subject note is secured by a 754-unit class A multi-family high rise located in San Francisco, CA.Note was transferred to the Special Servicer on August 1, 2023 due to imminent default, property cash flow is insufficient to cover oper ating expensesand capital expenditures after the payment of debt service. Loan structure includes 6 securitized A-notes and 2 B-notes totaling $384 million. The Borrower was defaulted for the failure to pay operating expenses when due.

Ordered and recei ved an appraisal of the collateral as well as a BOV which reflect a significant potential loss to principal. Collateral was inspected by the Special Servicer and found to be in good condition, however future CAPX will be necessary on a regular basis.Re -prioritized the waterfall due to the Event of Default with a priority to the reserves, a-note debt service and operating expenses. Issued several term sheets working towards a modification of the notes with consultation from the non-controlling note hol ders and the current DCH. Pursuing a dual track resolution strategy including the initiation of foreclosure and the appointment of a receiver.
"

4-A5	10200607	Various	Various	08/01/23	13
"	10/11/2023

Subject note is secured by a 754-unit class A multi-family high rise located in San Francisco, CA.Note was transferred to the Special Servicer on August 1, 2023 due to imminent default, property cash flow is insufficient to cover oper ating expensesand capital expenditures after the payment of debt service. Loan structure includes 6 securitized A-notes and 2 B-notes totaling $384 million. The Borrower was defaulted for the failure to pay operating expenses when due.

Ordered and recei ved an appraisal of the collateral as well as a BOV which reflect a significant potential loss to principal. Collateral was inspected by the Special Servicer and found to be in good condition, however future CAPX will be necessary on a regular basis.Re -prioritized the waterfall due to the Event of Default with a priority to the reserves, a-note debt service and operating expenses.Issued several term sheets working towards a modification of the notes with consultation from the non-controlling note hol ders and the current DCH. Pursuing a dual track resolution strategy including the initiation of foreclosure and the appointment of a receiver.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
48	10208301	1	5,750,000.00	4.37000%	5,750,000.00 4.37000%		10	05/15/20	05/01/20	05/01/20
Totals			5,750,000.00		5,750,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	45.91	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	45.91	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			45.91

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Supplemental Notes
None

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